Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Subsequent Events [Abstract]
Subsequent Events
9.	SUBSEQUENT EVENTS

The Company has evaluated subsequent events through the date on which the consolidated financial statements were issued, to ensure that this submission includes appropriate disclosure of events both recognized in the consolidated financial statements and events which occurred subsequently but were not recognized in the consolidated financial statements.

On November 18, 2016 the Company entered into a securities purchase agreement for the sale of approximately $15 million of the Company’s common stock and warrants in a private placement financing with a select group of accredited investors. The financing consisted of the sale and issuance of 1,644,737 shares of common stock and warrants to purchase 1,644,737 shares of common stock. The securities were sold for a price of $9.12 per share and associated warrant. The warrants will have an exercise price of $10.79 per share and will expire five years from the date of issuance.

12.	SUBSEQUENT EVENTS

The Company has evaluated subsequent events through March 8, 2016, the date on which the consolidated financial statements were available to be issued, to ensure that this submission includes appropriate disclosure of events both recognized in the consolidated financial statements and events which occurred subsequently but were not recognized in the consolidated financial statements.

BioHep Technologies Ltd. License Agreement

In January 2016, the Company entered into an amended and restated license agreement with BioHEP Technologies Ltd. (formerly known as Micrologix Biotech, Inc.) (“BioHEP”), which amended and restated the prior license agreement with BioHEP which the Company had entered into in December 2003. The amendment and restatement of the license agreement became effective on February 1, 2016.

In connection with the amendment and restatement of the license agreement, the Company issued 125,000 shares of its common stock to BioHEP and granted to BioHEP a warrant to purchase an additional 125,000 shares of its common stock at a purchase price of $16.00 per share, which warrant will expire on August 1, 2018. Under the amended and restated license agreement, BioHEP is eligible to receive up to $3.5 million in development and regulatory milestone payments for disease(s) caused by each distinct virus for which the Company develops licensed product(s). BioHEP is also eligible to receive tiered royalties in the low-to-mid single-digits on net product sales of licensed products by the Company and its affiliates and sublicensees, and a specified share of non-royalty sublicensing revenues the Company and its affiliates receive from sublicensees, which share of sublicensing revenues is capped at a maximum aggregate of $2.0 million under all such sublicenses.

Reverse Stock Split

A 1-for-4 reverse stock split of the Company’s common stock was effected on March 8, 2016. All share and per share amounts, and the number of shares of common stock into which each share of preferred stock will convert, in the financial statements and notes thereto have been retroactively adjusted for all periods presented to give effect to the reverse stock split, including reclassifying an amount equal to the reduction in par value of common stock to additional paid-in capital.

Operating Lease

On March 24, 2016, the Company entered into a new operating lease for office and laboratory space in Hopkinton, Massachusetts with a lease term through May 31, 2021. The total payments due during the term of the lease are approximately $771,000.

Initial Public Offering (unaudited)

On May 11, 2016, the Company completed its initial public offering of 920,000 shares of common stock at a price to the public of $12.00 per share, resulting in gross proceeds of approximately $11.0 million, before underwriting discounts and commissions and offering-related expenses. In addition, on June 3, 2016 the Company issued and sold an additional 24,900 shares of common stock at the initial public offering price of $12.00 per share pursuant to the underwriters’ partial exercise of their option to purchase additional shares of common stock, resulting in gross proceeds of approximately $0.3 million before underwriting discounts and commissions and offering related expenses.

In connection with the initial public offering, the Company issued to Dawson James Securities, Inc., the sole book-running manager for the initial public offering, a warrant to purchase 27,600 share of common stock on May 11, 2016, and a warrant to purchase 747 shares of common stock on June 3, 2016 (the “Dawson James Warrants”). The Dawson James Warrants are exercisable for cash at an exercise price of $15.00 per share commencing on November 5, 2016. The Dawson James Warrants expire on May 5, 2021.

Warrant Exercises (unaudited)

The Company received approximately $5.3 million in proceeds upon the exercise of warrants to purchase 641,743 shares of common stock of the Company, which were exercised in connection with the closing of the initial public offering. Upon the closing of the initial public offering, all of the outstanding warrants that were not exercised, except the warrant issued to BioHEP on February 1, 2016 and the Dawson James Warrants, terminated in accordance with their original terms.

Private Placement (unaudited)

On November 18, 2016 the Company entered into a securities purchase agreement for the sale of approximately $15 million of the Company’s common stock and warrants in a private placement financing with a select group of accredited investors. The financing consisted of the sale and issuance of 1,644,737 shares of common stock and warrants to purchase 1,644,737 shares of common stock. The securities were sold for a price of $9.12 per share and associated warrant. The warrants will have an exercise price of $10.79 per share and will expire five years from the date of issuance.